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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Walter Capital Management LLP
Address:   St. Martins Court,4th Floor
           10 Paternoster Row
           London, EC4M 7HP
           United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   February 14, 2007
------------------------------------   ---------------------   -----------------
[Signature]                            [City, State]           [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           21*
Form 13F Information Table Value Total:     $101,094
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

1     28-4043                S.A.C. Capital Advisors, LLC

*    Positions that are exempt from reporting under Special Instruction 9 to the
     Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other
     Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own
     Forms 13F, are listed herein.
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
           COLUMN 1           COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                              TITLE OF              VALUE   SHRS OR   SH/ PUT/   INVESTMENT     OTHER  VOTING AUTHORITY
        NAME OF ISSUER         CLASS      CUSIP   [X$1000]  PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC              Option    047439904    1,239   125,000      CALL Shared-Defined        1        125,000
AVANEX CORP                   Common    05348W109    1,890 1,000,000 SHRS      Shared-Defined        1      1,000,000
BJS WHOLESALE CLUB INC        Common    05548J106    3,578   115,000 SHRS      Shared-Defined        1        115,000
BIOMARIN PHARMACEUTICAL INC   Common    09061G101    2,459   150,000 SHRS      Shared-Defined        1        150,000
CHINA MED TECHNOLOGIES INC    Common    169483104    1,354    50,000 SHRS      Shared-Defined        1         50,000
COGNOS INC                    Common    19244C109   36,948   870,186 SHRS      Shared-Defined        1        870,186
COVENTRY HEALTH CARE INC      Common    222862104    2,503    50,000 SHRS      Shared-Defined        1         50,000
GAMMON LAKE RES INC           Common    364915108      988    60,600 SHRS      Shared-Defined        1         60,600
GATEHOUSE MEDIA INC           Common    367348109    1,665    89,700 SHRS      Shared-Defined        1         89,700
GILEAD SCIENCES INC           Common    375558103    1,623    25,000 SHRS      Shared-Defined        1         25,000
HEELYS INC                    Common    42279M107    1,095    34,104 SHRS      Shared-Defined        1         34,104
KBR INC                       Common    48242W106    4,628   176,900 SHRS      Shared-Defined        1        176,900
KODIAK OIL & GAS CORP         Common    50015Q100      954   234,000 SHRS      Shared-Defined        1        234,000
LAIDLAW INTL INC              Common    50730R102    1,065    35,000 SHRS      Shared-Defined        1         35,000
PATHMARK STORES INC NEW       Common    70322A101    2,230   200,000 SHRS      Shared-Defined        1        200,000
PHARMACYCLICS INC             Common    716933106      634   125,000 SHRS      Shared-Defined        1        125,000
PRIDE INTL INC DEL            Common    74153Q102    3,751   125,000 SHRS      Shared-Defined        1        125,000
THERAVANCE INC                Common    88338T104    3,089   100,000 SHRS      Shared-Defined        1        100,000
WYETH                         Common    983024100    5,092   100,000 SHRS      Shared-Defined        1        100,000
GLOBALSANTAFE CORP            Common    G3930E101   21,455   365,000 SHRS      Shared-Defined        1        365,000
MAX RE CAPITAL LTD HAMILTON   Common    G6052F103    2,854   115,000 SHRS      Shared-Defined        1        115,000
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